Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
VIEs and Consolidated Trusts
Schedule of disaggregation of revenue by product

		Loan
	Loan	facilitation
	facilitation	service-
	service-Direct	Intermediary	Post-origination	Financing	Other
	Model	Model	service	income	revenue	Total
2019	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Major products
Xiaoying Credit Loan	1,834,813,952	223,668,549	314,767,947	396,039,771	71,024,093	2,840,314,312
Xiaoying Revolving Loan	63,667,334	13,174,930	8,163,362	12,361,021	9,069,408	106,436,055
Xiaoying Housing Loan	578,598	88,225	132,382	—	264,644	1,063,849
Internet Channel(1)	86,733,843	1,703,032	7,568,757	—	1,890,227	97,895,859
Other loan products	209,616	232,318	62,764	—	10,403	515,101
Other service(2)	—	—	—	—	41,824,819	41,824,819
Total	1,986,003,343	238,867,054	330,695,212	408,400,792	124,083,594	3,088,049,995

		Loan
	Loan	facilitation
	facilitation	service-
	service-Direct	Intermediary	Post-origination	Financing	Other
	Model	Model	service	income	revenue	Total
2020	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Major products
Xiaoying Credit Loan	1,190,088,566	19,755,482	176,229,908	538,869,175	39,537,661	1,964,480,792
Xiaoying Revolving Loan	76,444,207	21,571,881	26,000,468	73,991,011	597,911	198,605,478
Xiaoying Housing Loan	—	—	—	—	172,960	172,960
Internet Channel(1)	—	45,449	1,611,453	3,291	11	1,660,204
Other loan products	—	—	—	—	226,720	226,720
Other service(2)	—	—	—	—	27,811,304	27,811,304
Total	1,266,532,773	41,372,812	203,841,829	612,863,477	68,346,567	2,192,957,458

		Loan
	Loan	facilitation
	facilitation	service-
	service-Direct	Intermediary	Post-origination	Financing	Other
	Model	Model	service	income	revenue	Total
2021	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Major products
Xiaoying Credit Loan	2,545,431,636	161,313	312,373,187	644,009,587	31,877,690	3,533,853,413
Xiaoying Revolving Loan	—	—	3,216,931	27,891,908	537,311	31,646,150
Other loan products	—	—	—	—	130,768	130,768
Other service(2)	—	—	—	—	60,834,774	60,834,774
Total	2,545,431,636	161,313	315,590,118	671,901,495	93,380,543	3,626,465,105

		Loan
	Loan	facilitation
	facilitation	service-
	service-Direct	Intermediary	Post-origination	Financing	Other
	Model	Model	service	income	revenue	Total
2021	(US$)	(US$)	(US$)	(US$)	(US$)	(US$)
Major products
Xiaoying Credit Loan	399,433,769	25,314	49,018,169	101,059,157	5,002,305	554,538,714
Xiaoying Revolving Loan	—	—	504,807	4,376,849	84,316	4,965,972
Other loan products	—	—	—	—	20,520	20,520
Other services(2)	—	—	—	—	9,546,304	9,546,304
Total	399,433,769	25,314	49,522,976	105,436,006	14,653,445	569,071,510
(1)Represents loans facilitated to borrowers referred by other platforms. The Group ceased to facilitate loans for other platforms in 2020.
(2)Primarily consists of penalty fees for loan prepayment and late payment, commission fees from Xiaoying Online Mall, referral service fees for introducing borrowers to other platforms and technology service fees received for providing assistant technology development services.

Schedule of accounts receivable and contract assets

	Accounts
	receivable	Accounts
	from	receivable from	Accounts
	facilitation	post-origination	receivable from	Allowance for
As of December 31, 2020	services	services	financing income	credit losses	Total
	RMB	RMB	RMB	RMB	RMB
Xiaoying Credit Loan	422,694,249	1,897,119	9,160,182	(37,529,193)	396,222,357
Xiaoying Revolving Loan	14,438,096	1,295,993	2,503,149	(1,152,487)	17,084,751
Total	437,132,345	3,193,112	11,663,331	(38,681,680)	413,307,108

	Accounts	Accounts
	receivable	receivable	Accounts
	and contract	and contract	receivable
	assests from	assests from	and contract
	facilitation	post-origination	assests from	Allowance for
As of December 31, 2021	services	services	financing income	credit losses	Total
	RMB	RMB	RMB	RMB	RMB
Accounts receivable:
Xiaoying Credit Loan	189,556,149	2,468,496	26,080,407	(8,092,404)	210,012,648
Contract assests:
Xiaoying Credit Loan	529,311,240	25,931,783	—	(17,775,553)	537,467,470
Total	718,867,389	28,400,279	26,080,407	(25,867,957)	747,480,118

.	Accounts	Accounts
	receivable	receivable	Accounts
	and contract	and contract	receivable
	assests from	assests from	and contract
	facilitation	post-origination	assests from	Allowance for
As of December 31, 2021	services	services	financing income	credit losses	Total
	US$	US$	US$	US$	US$
Accounts receivable:
Xiaoying Credit Loan	29,745,496	387,361	4,092,585	(1,269,875)	32,955,567
Contract assests:
Xiaoying Credit Loan	83,060,484	4,069,263	—	(2,789,372)	84,340,375
Total	112,805,980	4,456,624	4,092,585	(4,059,247)	117,295,942

Schedule of aging of past due accounts receivables

As of December 31, 2020
Aging	Not past-due	1 - 30 days	30 - 60 days	Total
	RMB	RMB	RMB	RMB
Xiaoying Credit Loan	426,728,851	3,680,132	3,342,567	433,751,550
Xiaoying Revolving Loan	16,016,508	986,663	1,234,067	18,237,238
Total	442,745,359	4,666,795	4,576,634	451,988,788

As of December 31, 2021
Aging	Not past-due	1 - 30 days	30 - 60 days	Total
	RMB	RMB	RMB	RMB
Xiaoying Credit Loan	205,943,964	6,352,735	5,808,353	218,105,052
Total	205,943,964	6,352,735	5,808,353	218,105,052

As of December 31, 2021
Aging	Not past-due	1 - 30 days	30 - 60 days	Total
	US$	US$	US$	US$
Xiaoying Credit Loan	32,317,102	996,883	911,457	34,225,442
Total	32,317,102	996,883	911,457	34,225,442

Schedule of movement of provision for accounts receivable and contract assets

		Provision for
	As of	accounts receivable	Charge-off for	As of
	January 1,	(net of recovery)	accounts	December 31,
	2019	(1)	receivable	2019
	RMB	RMB	RMB	RMB
Xiaoying Credit Loan	206,575,845	230,589,301	(252,080,117)	185,085,029
Xiaoying Revolving Loan	—	10,303,996	(2,479,118)	7,824,878
Xiaoying Housing Loan	119,616	—	(119,616)	—
Internet Channel	133,707	—	(133,707)	—
Other products	14,384,158	293,526	(14,677,684)	—
Total	221,213,326	241,186,823	(269,490,242)	192,909,907

	As of		Provision for	Charge-off for	As of
	January 1,	Adoption of ASU	accounts receivable	accounts	December 31,
	2020	2016-13	(net of recovery) (1)	receivable	2020
	RMB	RMB	RMB	RMB	RMB
Xiaoying Credit Loan	185,085,029	11,480,592	112,833,743	(271,870,171)	37,529,193
Xiaoying Revolving Loan	7,824,878	811,579	11,883,737	(19,367,707)	1,152,487
Internet Channel	—	3,232,265	(3,232,265)	—	—
Total	192,909,907	15,524,436	121,485,215	(291,237,878)	38,681,680

		Provision for
		accounts receivable	Charge-off for
	As of	and contract assets	accounts	As of
	January 1,	(net of recovery)	receivable and	December 31,
	2021	(1)	contract assets	2021
	RMB	RMB	RMB	RMB
Accounts receivable:
Xiaoying Credit Loan	37,529,193	46,512,298	(75,949,087)	8,092,404
Xiaoying Revolving Loan	1,152,487	1,612,419	(2,764,906)	—
Contract assests:
Xiaoying Credit Loan	—	29,123,093	(11,347,540)	17,775,553
Total	38,681,680	77,247,810	(90,061,533)	25,867,957

		Provision for	Charge-off for
	As of	accounts receivable	accounts	As of
	January 1,	and contract assets	receivable and	December 31,
	2021	(net of recovery) (1)	contract assets	2021
	US$	US$	US$	US$
Accounts receivable:
Xiaoying Credit Loan	5,889,150	7,298,794	(11,918,069)	1,269,875
Xiaoying Revolving Loan	180,850	253,024	(433,874)	—
Contract assests:
Xiaoying Credit Loan	—	4,570,049	(1,780,677)	2,789,372
Total	6,070,000	12,121,867	(14,132,620)	4,059,247
(1)	The recoveries of charge-off of accounts receivables and contract assets amounted to RMB3,690,460, RMB4,243,262 and RMB850,597 (US$133,477) during the year ended December 31, 2019, 2020 and 2021, respectively.

Schedule of estimated useful lives of property and equipment

Computer and transmission equipment	3 years
Furniture and office equipment	5 years
Motor vehicles	4 years
Leasehold improvements	Over the shorter of the lease term or expected useful lives

Summary of remaining contractual maturities of the group's lease liabilities at the date of transition

	As of December 31, 2021
	RMB	US$
Cash payments for operating leases	20,298,560	3,185,287
ROU assets obtained in exchange for operating lease liabilities	—	—

Summary of remaining contractual maturities of the group's lease liabilities at the end of the current reporting period

Future lease payments under operating leases as of December 31, 2021 were as follows:

	Operating leases
	RMB	US$
Year ending December 31,
2022	17,559,142	2,755,413
2023	4,753,618	745,946
2024	4,844,256	760,169
2025 and thereafter	3,503,856	549,831
Total future lease payments	30,660,872	4,811,359
Less: Imputed interest	6,310,358	990,232
Total lease liability balance	24,350,514	3,821,127

Schedule of accounts receivables due from institutional funding partner and institutional cooperators

	As of December 31,	As of December 31,
	2020	2021
Financing guarantee company A	Nil	15.5%
Institutional funding partner B	Nil	11.0%

	As of December 31,	As of December 31,
	2020	2021
Institutional cooperator A	43.9%	30.7%
Institutional cooperator B	*	23.1%
Institutional cooperator C	17.5%	*
Institutional cooperator D	14.6%	*

* Less than 10%.

Xiaoying Housing Loan
VIEs and Consolidated Trusts
Schedule of aging of past due accounts receivables

As of December 31, 2020	Over due 1 – 2	Over due 2 – 3	Over due over 3
Aging	years	years	years	Total
	RMB	RMB	RMB	RMB
Xiaoying Housing Loans	3,043,453	8,691,640	35,755,344	47,490,437

As of December 31, 2021	Over due 1 – 2	Over due 2 – 3	Over due over 3
Aging	years	years	years	Total
	RMB	RMB	RMB	RMB
Xiaoying Housing Loans	—	1,392,439	10,690,878	12,083,317

As of December 31, 2021	Over due	Over due	Over due
Aging	1 – 2 years	2 – 3 years	over 3 years	Total
	US$	US$	US$	US$
Xiaoying Housing Loans	—	218,504	1,677,632	1,896,136

Schedule of movement in provision for loans receivable

	Provision for Loans Receivable
As of December 31, 2019	from Xiaoying Housing Loans	Charge-off	As of December 31, 2020
RMB	RMB	RMB	RMB
48,211,512	17,993,570	(66,205,082)	—

	Reversal of provision for Loans Receivable	Recoveries of
As of December 31, 2020	from Xiaoying Housing Loans	charge-off	As of December 31, 2021
RMB	RMB	RMB	RMB
—	(377,559)	377,559	—

	Reversal of provision for Loans Receivable	Recoveries of
As of December 31, 2020	from Xiaoying Housing Loans	charge-off	As of December 31, 2021
US$	US$	US$	US$
—	(59,247)	59,247	—

Xiaoying Credit Loans And Revolving Loans
VIEs and Consolidated Trusts
Schedule of aging of past due accounts receivables

As of December
31, 2020
Aging	Not past-due	1 - 30 days	30 - 60 days	Total
	RMB	RMB	RMB	RMB
Xiaoying Credit Loans	1,012,188,463	10,394,739	5,179,728	1,027,762,930
Xiaoying Revolving Loans	294,056,208	9,930,164	6,832,943	310,819,315
Total	1,306,244,671	20,324,903	12,012,671	1,338,582,245

As of December
31, 2021
Aging	Not past-due	1 - 30 days	30 - 60 days	Total
	RMB	RMB	RMB	RMB
Xiaoying Credit Loans	2,514,735,264	13,800,724	8,625,373	2,537,161,361
Xiaoying Revolving Loans	2,241,915	—	5,396	2,247,311
Total	2,516,977,179	13,800,724	8,630,769	2,539,408,672

As of December
31, 2021
Aging	Not past-due	1 - 30 days	30 - 60 days	Total
	US$	US$	US$	US$
Xiaoying Credit Loans	394,616,838	2,165,635	1,353,509	398,135,982
Xiaoying Revolving Loans	351,805	—	847	352,652
Total	394,968,643	2,165,635	1,354,356	398,488,634

Schedule of loans receivable from Xiaoying Credit Loans and Revolving Loans

	Loans receivables
	from Xiaoying
	Credit Loans and
	Xiaoying Revolving	Allowance for
As of December 31, 2020	Loans	credit losses	Total
	RMB	RMB	RMB
Xiaoying Credit Loan	1,027,762,930	(70,615,780)	957,147,150
Xiaoying Revolving Loan	310,819,315	(31,940,004)	278,879,311
Total	1,338,582,245	(102,555,784)	1,236,026,461

	Loans receivables
	from Xiaoying
	Credit Loans and
	Xiaoying Revolving	Allowance for
As of December 31, 2021	Loans	credit losses	Total
	RMB	RMB	RMB
Xiaoying Credit Loan	2,537,161,361	(54,725,057)	2,482,436,304
Xiaoying Revolving Loan	2,247,311	(610,684)	1,636,627
Total	2,539,408,672	(55,335,741)	2,484,072,931

	Loans receivables
	from Xiaoying
	Credit Loans and
	Xiaoying Revolving	Allowance for
As of December 31, 2021	Loans	credit losses	Total
	US$	US$	US$
Xiaoying Credit Loan	398,135,982	(8,587,555)	389,548,427
Xiaoying Revolving Loan	352,652	(95,830)	256,822
Total	398,488,634	(8,683,385)	389,805,249

Schedule of movement in provision for loans receivable

			Provision for loans
			receivable
			from Xiaoying Credit
			Loans and Revolving
	As of December	Adoption of ASU	Loans (net of		As of December
	31, 2019	2016-13	recovery) (1)	Charge-off	31, 2020
	RMB	RMB	RMB	RMB	RMB
Xiaoying Credit Loans	—	—	74,934,783	(4,319,003)	70,615,780
Xiaoying Revolving Loans	24,709,468	4,205,046	152,275,243	(149,249,753)	31,940,004
Total	24,709,468	4,205,046	227,210,026	(153,568,756)	102,555,784

		(Reversal of)
		provision for
		loans receivable
		from Xiaoying Credit
		Loans and
	As of December 31,	Revolving Loans (net of		As of December 31,
	2020	recovery) (1)	Charge-off	2021
	RMB	RMB	RMB	RMB
Xiaoying Credit Loans	70,615,780	80,823,776	(96,714,499)	54,725,057
Xiaoying Revolving Loans	31,940,004	(4,428,608)	(26,900,712)	610,684
Total	102,555,784	76,395,168	(123,615,211)	55,335,741

		(Reversal of)
		provision for loans
		receivable from
		Xiaoying Credit Loans and
	As of December 31,	Revolving Loans (net of		As of December 31,
	2020	recovery) (1)	Charge-off	2021
	US$	US$	US$	US$
Xiaoying Credit Loans	11,081,156	12,683,014	(15,176,615)	8,587,555
Xiaoying Revolving Loans	5,012,084	(694,945)	(4,221,309)	95,830
Total	16,093,240	11,988,069	(19,397,924)	8,683,385
(1)The recoveries of charge-off of loans receivables from Xiaoying Credit Loans and Xiaoying Revolving Loans amounted to RMB11,249,305 and RMB8,803,265(US$1,318,424) during the years ended December 31, 2020 and 2021, respectively.

Consolidated Trusts
VIEs and Consolidated Trusts
Schedule of financial statements

	As of
	December 31,	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Assets:
Restricted cash	476,854,616	212,812,257	33,394,887
Accounts receivable and contract assets, net	—	8,335,518	1,308,025
Loans receivable from Xiaoying Credit Loans and Xiaoying Revolving loans, net	—	1,622,699,799	254,637,008
Loans at fair value	1,585,731,888	389,679,352	61,149,194
Prepaid expenses and other current assets	11,359,212	7,889,836	1,238,087
Total assets	2,073,945,716	2,241,416,762	351,727,201
Liabilities:
Payable to investors at fair value	1,914,183,650	462,714,400	72,609,987
Payable to institutional funding partners	—	1,466,068,260	230,058,102
Other tax payable	3,357,513	5,631,031	883,632
Accrued expenses and other current liabilities	74,596,014	3,259,339	511,460
Total liabilities	1,992,137,177	1,937,673,030	304,063,181

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Net revenue	340,613,941	331,300,043	285,859,862	44,857,650
Net income (loss)	227,051,351	(19,795,471)	105,610,429	16,572,581

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Net cash provided by (used in) operating activities	123,521,027	(20,179,042)	155,272,678	24,365,672
Net cash provided by (used in) investing activities	(2,684,753,233)	1,139,220,723	(433,914,047)	(68,090,582)
Net cash provided by (used in) financing activities	3,006,349,475	(1,092,165,825)	14,599,010	2,290,904

VIEs and Consolidated Trusts
VIEs and Consolidated Trusts
Schedule of financial statements

	As of
	December 31,	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Assets:
Cash and cash equivalents	170,390,218	212,766,581	33,387,719
Restricted cash	484,877,600	220,812,257	34,650,262
Accounts receivable and contract assets, net	—	67,917,846	10,657,792
Financial investments	6,000,000	—	—
Loans receivable from Xiaoying Credit Loans and Xiaoying Revolving Loans, net	—	2,458,221,481	385,748,593
Loan receivable from Xiaoying Housing Loans, net	47,490,437	12,083,317	1,896,136
Loans at fair value	1,585,731,888	389,679,352	61,149,194
Deposits to institutional cooperators, net	565,372	2,702,000	424,003
Prepaid expenses and other current assets, net	66,235,998	104,088,188	16,333,708
Financial guarantee derivative	297,928,066	11,816,799	1,854,314
Deferred tax assets, net	287,606,896	128,554,651	20,173,030
Long-term investments	292,115,200	556,571,016	87,338,138
Property and equipment, net	6,220,398	2,673,157	419,477
Intangible assets, net	30,431,482	29,554,089	4,637,681
Other non-current assets	6,914,006	4,850,671	761,176
Total assets	3,282,507,561	4,202,291,405	659,431,223
Liabilities:
Payable to investors at fair value	1,914,183,650	462,714,400	72,609,987
Payable to institutional funding partners	—	1,466,068,260	230,058,102
Financial guarantee derivative	130,442,090	565,953,269	88,810,418
Short-term bank borrowings	18,700,000	—	—
Accrued payroll and welfare	10,017,308	8,959,248	1,405,902
Other tax payable	37,103,700	100,333,129	15,744,457
Income tax payable	48,349,593	8,189,833	1,285,164
Accrued expenses and other current liabilities	230,564,165	85,485,440	13,414,531
Other non-current liabilities	1,739,541	—	—
Total liabilities	2,391,100,047	2,697,703,579	423,328,561

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Net revenue	2,650,594,409	754,755,127	1,388,255,858	217,847,638
Net income (loss)	(14,609,225)	(180,518,614)	695,892,749	109,200,756

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Net cash provided by (used in) operating activities	442,501,953	(190,951,068)	485,090,529	76,121,289
Net cash provided by (used in) investing activities	(2,706,673,269)	1,133,193,197	(702,678,519)	(110,265,593)
Net cash provided by (used in) financing activities	2,808,349,475	(1,073,465,825)	(4,100,990)	(643,535)